NOTE PAYABLE AND CONVERTIBLE NOTES (Details Narrative)																																													1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Apr. 15, 2026 USD ($)	Mar. 15, 2026 USD ($)	Feb. 15, 2026 USD ($)	Jan. 30, 2026 USD ($)	Jan. 15, 2026 USD ($)	Dec. 30, 2025 USD ($)	Dec. 15, 2025 USD ($)	Nov. 30, 2025 USD ($)	Oct. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Aug. 30, 2025 USD ($)	Jul. 30, 2025 USD ($)	Jul. 22, 2025 USD ($)	Jul. 18, 2025 USD ($)	Jul. 15, 2025 USD ($)	Jun. 15, 2025 USD ($) $ / shares	Jun. 13, 2025 USD ($)	Jun. 12, 2025 USD ($) $ / shares	Jun. 02, 2025 USD ($)	May 07, 2025 USD ($)	Apr. 15, 2025 USD ($) $ / shares	Mar. 25, 2025 USD ($)	Mar. 11, 2025 USD ($) $ / shares	Feb. 07, 2025 USD ($) $ / shares	Jan. 31, 2025 USD ($)	Jan. 15, 2025 USD ($)	Dec. 30, 2024 USD ($)	Dec. 15, 2024 USD ($)	Dec. 04, 2024 USD ($)	Nov. 30, 2024 USD ($)	Sep. 20, 2024 USD ($) $ / shares	Aug. 02, 2024 USD ($) $ / shares	Jun. 20, 2024 USD ($)	Jun. 10, 2024 USD ($)	May 24, 2024 USD ($)	May 07, 2024	Apr. 15, 2024 USD ($)	Apr. 12, 2024 USD ($) $ / shares	Mar. 05, 2024 USD ($)	Dec. 08, 2023 USD ($)	Oct. 12, 2023 USD ($) $ / shares	Aug. 23, 2023 USD ($) $ / shares	Aug. 15, 2023 USD ($)	Feb. 28, 2025 USD ($)	Aug. 31, 2025 USD ($)	Mar. 31, 2026	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Aug. 19, 2025 USD ($)	Jul. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 05, 2025 $ / shares	Mar. 03, 2025 $ / shares	Jan. 05, 2025 $ / shares	Dec. 13, 2024 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($)	May 04, 2024	Nov. 30, 2023 USD ($)
Aggregate principal amount																																																				$ 70,315					$ 57,639	$ 85,000		$ 71,629		$ 71,629
Accrued interest																																																$ 20,003
Original issue discount																																																	$ 97,276
Amortization of debt discount																																																210,076	303,563
Legal and financing costs																																																	264,656
Penalty amount																																																30,000
Debt premium																																																	114,400
Conversion price | $ / shares																																																					$ 225		$ 225
Share price | $ / shares																																																$ 1.50
Shares issued price per share | $ / shares																																																						$ 150
Derivative liabilities																																																	403,892
Fee amount																																																3,280
Gain (loss) on extinguishment of debt, net																																																133,071	(871,032)
Conversion of stock amount converted																																																114,399	10,229
Debt premium																																																$ 37,450
Minimum [Member]
Conversion price | $ / shares																																																					175		175
Maximum [Member]
Debt instrument debt default interest rate																																																													8.00%
Conversion price | $ / shares																																																					$ 325		$ 325
1800 Diagonal Lending LLC [Member]
Debt instrument interest rate percentage																		15.00%																	15.00%	15.00%												150.00%
Original issue discounts amount																		$ 8,000																	$ 8,200	$ 8,200
Aggregate principal amount											$ 67,860							$ 67,860													$ 49,200				49,200	49,200										$ 67,860
Maturity date																		Apr. 15, 2026
Accrued interest											10,179																				5,683															10,179		$ 0	7,638
Purchase amount																		$ 58,000
Debt remaining																																																$ 0	212,060
Legal and financing costs																		9,860																	6,000	6,000
Net proceeds																		$ 50,000																	$ 35,000	$ 35,000
Debt instrument debt default interest rate																																			22.00%	22.00%
Debt periodic payment	$ 9,755	$ 9,755	$ 9,755		$ 9,755		$ 39,020																								28,290
Debt repayment																											$ 7,073	$ 7,072.50			7,072.50
Payment of debt	$ 78,039																														56,580
Debt instrument conversion rate																																																65.00%
Ownership limitations																																																4.99%
Repayment of principal amount																																														212,060
ONE44 Capital LLC [Member]
Accrued interest																																																$ 17,715	1,006
Debt premium																																																											$ 100,000
GS Capital Partners, LLC [Member]
Accrued interest																																																18,580	4,365
Debt instrument debt default interest rate																																							24.00%
Conversion price, description																																															GS Capital notes, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the Investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note) and adjustments for mergers, consolidations, reorganizations and similar events set forth in the Note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the Note, the Company is required to maintain an initial reserve of at least 400% of the number of Conversion Shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the Note.
Promissory Note [Member]
Accrued interest																																																0	5,718
Debt remaining																																																	543,312
Original issue discount																																																	45,965
Debt remaining																																																	589,277
Convertible Notes One [Member]
Amortization of debt discount																																																210,076	303,563
Promissory Note [Member]
Amount repaid for covertible debt																																																		$ 434,905
Debt default long term debt amount																																																		$ 35,076
Debt remaining																																																0
Original issue discount																																																0	3,488
Amortization of debt discount																																																3,488	21,512
Investor [Member]
Aggregate principal amount															$ 82,500					$ 60,000	$ 90,000
Maturity date															Sep. 15, 2025					Jul. 15, 2025	Jun. 15, 2025
Debt instrument loan bears interest rate															10.00%					10.00%	10.00%
Purchase amount															$ 75,000					$ 50,000	$ 75,000
Debt instrument default interest rate															18.00%					18.00%	18.00%
Debt instrument repayment term															Repayment of the note may occur as follows: (a) if the Company repaid this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.					Repayment of the note may occur as follows: (a) if the Company repaid this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.	Repayment of the note may occur as follows: (a) if the Company repaid this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.
Maturity Extension Agreement [Member]
Aggregate principal amount																					$ 39,600
Maturity date																					Aug. 15, 2023
Accrued interest																					$ 30,805
Amount repaid for covertible debt																					$ 202,405
Securities Purchase Agreement [Member]
Debt instrument interest rate percentage																																		16.00%
Debt Instrument description																																		the Company had the right to prepay the principal and accrued but unpaid interest due under the notes, at a one hundred ten percent (110%) premium of the face amount plus accrued and unpaid interest, which increases to (i) one hundred fifteen percent (115%) if prepaid after 60 days, but less than 91 days from the issuance date, (ii) one hundred twenty percent (120%) if prepaid after 90 days, but less than 121 days from the issuance date, (iii) one hundred twenty five percent (125%) if prepaid after 120 days, but less than 181 days from the issuance date. After this initial 180-day period, the Company does not have a right to prepay the notes.
Accrued interest											8,819																																			8,819		0	4,000
Amount repaid for covertible debt																																																	625
Purchase amount																																		$ 30,375
Debt remaining																																																0	124,688
Original issue discount																																		$ 3,375
Amortization of debt discount																																																12,350	244,000
Debt instrument debt default interest rate																																		8.00%
Debt instrument conversion rate																																		65.00%
Ownership limitations																																		4.99%
Debt instrument discount rate																																		35.00%
Debt premium																																																44,760	0										$ 45,096
Debt conversion converted instrument																																																124,688
Additional principal amount																																																	41,563
Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument debt default interest rate																			110.00%
Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument debt default interest rate																			125.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
Aggregate principal amount											65,000			$ 112,350												$ 65,000																				65,000		0			$ 65,000
Maturity date														Apr. 30, 2026												Nov. 30, 2025
Accrued interest											9,750																																			9,750					$ 9,750
Purchase amount														$ 107,000												$ 56,000
Debt instrument default interest rate														22.00%
Debt instrument debt default interest rate														10.00%
Debt periodic payment								$ 9,344	$ 9,344	$ 9,344		$ 9,344	$ 37,375
Debt instrument discount rate														25.00%
Debt issuance costs														$ 7,000
Debt instrument conversion discount														0.75
Percentage of outstanding shares of common stock														150.00%
Debt instrument settlement debt amount																																																37,450
Penalty amount														$ 1,000
Accrued interest																																																112,350
Prepayment penalty																																																23,283
Debt premium																																																37,450
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate														120.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate														125.00%
Percentage of outstanding shares of common stock														9.99%
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member]
Aggregate principal amount																																									$ 150,000								104,460
Accrued interest																																																0	24,962
Debt instrument default interest rate																																									24.00%
Original issue discount																																									$ 15,000
Debt instrument debt default interest rate																																									10.00%
Debt instrument conversion rate																																									60.00%
Ownership limitations																																									4.99%
Debt instrument discount rate																																									40.00%
Debt premium																																																69,640	9,893
Legal fees																																									$ 7,500
Debt instrument increase principal percentage																																									20.00%
Debt conversion converted instrument																																																104,460	14,840
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate																																									120.00%
Penalty amount																																									$ 250
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate																																									135.00%
Penalty amount																																									$ 500
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Aggregate principal amount																						$ 55,000		$ 33,000	$ 43,000							$ 33,000	$ 33,000						$ 27,500			$ 61,000	$ 77,500
Maturity date																						Dec. 15, 2025		Nov. 11, 2025	Oct. 07, 2025							Mar. 20, 2025	Feb. 02, 2025						Oct. 12, 2024			Apr. 12, 2024	Feb. 23, 2024
Accrued interest											5,164																					$ 2,416	$ 2,748													5,164		0	23,676
Debt remaining											66,000																																			66,000		0	252,650
Original issue discount																						$ 5,000		$ 3,000	$ 3,000							$ 3,000	$ 3,000						$ 2,500			$ 3,500	$ 5,000
Debt instrument debt default interest rate																						8.00%		8.00%	8.00%							8.00%	8.00%						8.00%			8.00%	8.00%
Debt instrument conversion rate																			60.00%																			60.00%
Debt instrument discount rate																			40.00%			40.00%
Legal fees																																										$ 2,500	$ 2,500
Debt instrument increase principal percentage																																						20.00%
Conversion price, description																						The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $125 per share, provided that the fixed price will be reduced to $62.50 per share in the event that the market price of the Common Stock trades below $100 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. On April 14, 2026, the Company entered into a promissory note extension agreement with GS Capital whereby the lender agreed to extend the maturity date of this note from December 15, 2025 to July 15, 2026. The April 15, 2025 GS Capital Note along with accrued interest was fully converted in June 2026.		The initial conversion price for the GS Capital Note was equal to $150 per share, provided that the fixed price will be reduced to $75 per share in the event that the market price of the Common Stock trades below $125 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The March 11, 2025 GS Capital Note along with accrued interest was fully converted in December 2025.	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $225 per share, provided that the fixed price will be reduced to $150 per share in the event that the market price of the Common Stock traded below $200 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The February 7, 2025 GS Capital Note along with accrued interest was fully converted in October 2025.							The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $450 per share, provided that the fixed price will be reduced to $150 per share in the event that the market price of the Common Stock trades below $450 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The September 20, 2024 GS Capital Note was fully repaid in August 2025 along with accrued interest of $2,416.	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $2,550 per share, provided that the fixed price will be reduced to $1,500 per share in the event that the market price of the Common Stock trades below $2,100 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 2, 2024 GS Capital Note was fully repaid in August 2025 along with accrued interest of $2,748.						The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $2,550 per share, provided that the fixed price will be reduced to $1,500 per share in the event that the market price of the Common Stock trades below $2,100 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The April 12, 2024 GS Capital Note along with accrued interest was fully converted in August 2025.			The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $22,500 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $15,000 per share in the event that the market price of the Common Stock trades below $11,250 per share for ten consecutive trading days. In the event of a default under the Note and unless the Fixed Price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The October 12, 2023 GS Capital Note along with accrued interest was fully converted in August 2025.	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $60,000 per share, provided that the fixed price will be reduced to $30,000 per share in the event that the market price of the Common Stock trades below $45,000 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 23, 2023 GS Capital Note along with accrued interest was fully converted in July 2024.
Conversion price | $ / shares																						$ 125		$ 150	$ 225							$ 450	$ 2,550						$ 2,550			$ 22,500	$ 60,000
Share price | $ / shares																						62.50		75	150							150	1,500						1,500			15,000	30,000
Shares issued price per share | $ / shares																						$ 100		$ 125	$ 200							$ 450	$ 2,100						$ 2,100			$ 11,250	$ 45,000
Derivative liabilities																																																	252,650
Fee amount																																																2,812
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate																						110.00%
Penalty amount																																						$ 250
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate																						125.00%
Penalty amount																																						$ 500
Securities Purchase Agreement [Member] | 104 LLC [Member]
Aggregate principal amount																																		$ 33,750						$ 50,000
Purchase amount																																								46,875
Original issue discount																																								3,125
Legal and financing costs																																		$ 5,200						$ 7,500
Securities Purchase Agreement [Member] | 104 LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate																																								8.00%
Securities Purchase Agreement [Member] | 104 LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate																																								16.00%
Securities Purchase Agreement [Member] | OTC Market Group [Member]
Accrued interest																																																	9,093
Securities Purchase Agreement [Member] | Geebis Consulting LLC [Member]
Aggregate principal amount																			$ 25,000																																					$ 22,000
Accrued interest											2,916																																			2,916		0	821
Debt remaining											14,000																																			14,000			39,000
Original issue discount																			$ 2,500																																					$ 2,000
Debt instrument debt default interest rate																	8.00%
Ownership limitations																			4.99%
Repayment of principal amount											25,000																																		$ 8,000
Accrued interest											1,423
Debt instrument increase principal percentage																			20.00%
Debt conversion converted instrument																																																	39,000
Conversion price, description																	The Geebis note was exchangeable for an equal aggregate principal amount of note of different authorized denominations, as requested by Geebis surrendering the same. The initial conversion price for the Geebis note was equal to $450 per share, provided that the fixed price will be reduced to $150 per share in the event that the market price of the common stock trades below $450 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to the lowest trading price of the common stock on which the Company’s shares were then traded or any exchange upon which the common stock may be traded in the future.		The Geebis note contained a $2,500 original issue discount. The Company used the net proceeds from the Geebis note for general working capital purposes. The initial conversion price for this note was equal to $125 per share, provided that the fixed price will be reduced to $100 per share in the event that the market price of the common stock trades below $75 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to 65% of the lowest ten trading price of the common stock on which the Company’s shares are then traded or any exchange upon which the common stock may be traded in the future.
Conversion price | $ / shares																	$ 450		$ 125
Share price | $ / shares																	150		100
Shares issued price per share | $ / shares																	$ 450		$ 75
Debt instrument default interest rate																			24.00%
Securities Purchase Agreement [Member] | Geebis Consulting LLC [Member] | Minimum [Member]
Penalty amount																			$ 250
Securities Purchase Agreement One [Member]
Debt premium																																																37,450
Securities Purchase Agreement One [Member] | 1800 Diagonal Lending LLC [Member]
Aggregate principal amount												$ 79,200											$ 79,200
Maturity date																							Jan. 30, 2026
Accrued interest											11,880																																			11,880
Purchase amount																							$ 67,000
Debt periodic payment				$ 11,385		$ 11,385		11,385	$ 11,385	$ 45,540
August 10, 2017 Consulting Agreement [Member] | GS Capital Partners, LLC [Member]
Debt conversion converted instrument																																																186,650	54,850
Loans Payable [Member]
Debt instrument interest rate percentage																																												10.00%
Original issue discounts amount																																												$ 120,000
Aggregate principal amount																																												$ 132,000
Maturity date																																												Nov. 15, 2023
Debt instrument interest rate increase																																												18.00%
Debt Instrument description																																												The Company had the right to prepay the principal and accrued but unpaid interest due under the Promissory Note, together with any other amounts that the Company may owe the August 2023 Lender under the terms of the Promissory Note, on or before September 14, 2023 at a 110% premium of the face amount plus accrued and unpaid interest and any other amounts owed to the August 2023 Lender, which increases to (i) 120% if prepaid after such date, but on or before October 14, 2023, and (ii) 130% if prepaid after October 14, 2023 (including on the maturity date), unless the Company and the Lender agree to otherwise effect repayment.
Debt instrument loan bears interest rate																																					130.00%
Loans Payable [Member] | 1800 Diagonal Lending LLC [Member]
Aggregate principal amount																															49,200
Accrued interest																															$ 5,683
Debt periodic payment																													$ 28,290
Debt repayment																													7,073
Payment of debt																													$ 56,580
Loans Payable [Member] | Promissory Note [Member]
Original issue discount																																																	45,965
Debt remaining																																																	543,312
Loans Payable [Member] | Promissory Note [Member]
Debt remaining																																																	352,405
Loans Payable [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
Payment of debt								$ 74,750
Loans Payable [Member] | Securities Purchase Agreement One [Member] | 1800 Diagonal Lending LLC [Member]
Payment of debt				$ 91,080
Red Road Holdings Promissory Note [Member]
Debt instrument interest rate percentage																														15.00%
Original issue discounts amount																														$ 8,200
Aggregate principal amount																														49,200
Accrued interest											3,478																																			$ 3,478		0	303
Debt remaining																																																$ 0	24,812
Legal and financing costs																														6,000
Net proceeds																														$ 35,000
Debt instrument debt default interest rate																														22.00%
Debt periodic payment																														$ 28,290																			$ 28,290
Debt repayment											$ 24,812					$ 7,072														$ 7,072
Payment of debt																	$ 56,580
Debt instrument conversion rate																														65.00%
Ownership limitations																														4.99%
Debt instrument discount rate																														35.00%
Promissory Note One [Member]
Debt instrument interest rate percentage																														150.00%